Changes in finance lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure - Changes in finance lease liabilities [Abstract]
Beginning balance of Finance Lease Liabilities	₩ 418,260	₩ 541,179
Cash flow	(134,454)	(122,919)
Acquisition of finance lease assets	0	0
Ending balance of Finance Lease Liabilities	₩ 283,806	₩ 418,260